PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment, Cost	$ 42,442	$ 40,416
Accumulated depreciation	38,352	36,560
Depreciated cost	4,090	3,856
Computers and Peripheral Equipment [Member]
Property, plant and equipment, Cost	27,495	26,647
Accumulated depreciation	25,833	24,607
Office Furniture And Equipment [Member]
Property, plant and equipment, Cost	11,593	10,861
Accumulated depreciation	10,264	9,873
Leasehold Improvements [Member]
Property, plant and equipment, Cost	3,354	2,908
Accumulated depreciation	$ 2,255	$ 2,080